[LOGO] Merrill Lynch  Investment Managers

Annual Report
November 30, 2002

Merrill Lynch
U.S. Treasury
Money Fund

www.mlim.ml.com

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

DEAR SHAREHOLDER

For the year ended November 30, 2002, Merrill Lynch U.S. Treasury Money Fund paid shareholders a net annualized dividend of 1.20%.* For the six-month period ended November 30, 2002, Merrill Lynch U.S. Treasury Money Fund paid shareholders a net annualized dividend of 1.14%.* The Fund's 7-day yield as of November 30, 2002 was .93%.

The average portfolio maturity for Merrill Lynch U.S. Treasury Money Fund at November 30, 2002 was 55 days compared to 61 days at May 31, 2002.

Economic Environment

By November 30, 2002, the U.S. economy appeared to be on track for growth of roughly 3%, as growth in the third quarter of 2002 was a relatively strong 4%. U.S. consumers supported gross domestic product growth during the first three quarters of the year, however, the long-term sustainability of this trend is questionable as employment figures remained weak, causing most estimates for fourth quarter growth to be in the 1%-2% range. The strength in the housing market provided a boost to consumer spending as consumers aggressively used mortgage refinancing to reduce their debt burden. Early readings on holiday sales appear sluggish despite retailer discounting. Capital spending remained anemic and will need to pick up in early 2003 for the economy to build on its nascent recovery.

The impact of economic data continued to be muted in light of other events that have been of greater importance to the market. The short end of the U.S. Treasury market was subject to a safe haven trade during the last few months. As a result, corporate bond and equity markets have achieved a modest recovery, as aggressive interest rate cuts by the Federal Reserve Board have now made them viable investment alternatives even though U.S. Treasury yields are approaching historical lows. However, the threat of an upcoming U.S. conflict with Iraq continues to cast a pall on financial markets. Corporate profits have been better, but the improvement seems to be as a result of aggressive cost cutting rather than an improvement in business conditions. Currently, it remains unclear whether businesses can create the earnings sufficient to boost capital spending and to expand the labor force, which will be vital to economic growth going forward. Thus, the U.S. government seems poised to intervene with a fiscal stimulus package to assure a substantial recovery.

Portfolio Matters

During the six-month period ended November 30, 2002, with the belief that slow growth would allow the Federal Reserve Board to remain on hold, we sought to maintain our average life toward the longer end of the allowable spectrum. As such, the Fund maintained an average life ranging from a high of 61 days to a low of 47 days. Initially, we implemented a barbelled strategy, buying a combination of one-month bills and the six-month-18-month sector of the yield curve, which allowed us to take advantage of higher interest rates in the longer end. Toward the end of the period, we altered our investment strategy slightly. While continuing to purchase one-month Treasury bills, higher market volatilities allowed us to trade the two-year sector for additional yield. We pursued this strategy throughout the remainder of the period.

Looking ahead, we believe that after its aggressive easing on November 6, 2002, the Federal Reserve Board will leave interest rates unchanged for the foreseeable future. We plan to maintain our current strategy of buying one-month bills. As the yield curve steepens, we will seek opportunities to purchase securities further out the curve to enhance the Fund's yield.

In Conclusion

We thank you for your interest in Merrill Lynch U.S. Treasury Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Cindy V. Macaulay

Cindy V. Macaulay
Vice President and Portfolio Manager

December 20, 2002

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                                    Face      Interest     Maturity
Issue                              Amount       Rate*        Date        Value
-------------------------------------------------------------------------------
U.S. Government Obligations--100.0%
-------------------------------------------------------------------------------
U.S. Treasury Bills               $ 4,585      1.395 %    12/05/2002    $ 4,584
                                    3,000      1.605      12/05/2002      3,000
                                      750      1.85       12/05/2002        750
                                    1,300      1.86       12/05/2002      1,300
                                      321      1.18       12/12/2002        321
                                    1,600      1.185      12/12/2002      1,599
                                    3,000      1.19       12/12/2002      2,999
                                      149      1.213      12/12/2002        149
                                      252      1.608      12/12/2002        252
                                      358      1.64       12/12/2002        358
                                    1,500      1.645      12/12/2002      1,499
                                    2,000      1.22       12/19/2002      1,999
                                      314      1.605      12/19/2002        314
                                    3,000      1.615      12/19/2002      2,998
                                      600      1.765      12/19/2002        599
                                      262      1.557      12/26/2002        262
                                      300      1.57       12/26/2002        299
                                    1,000      1.61       12/26/2002        999
                                    2,000      1.615      12/26/2002      1,998
                                      313      1.175       1/02/2003        313
                                    1,000      1.185       1/02/2003        999
                                      315      1.187       1/02/2003        315
                                      348      1.40        1/02/2003        347
                                      273      1.445       1/02/2003        273
                                    5,037      1.55        1/02/2003      5,031
                                      344      1.552       1/02/2003        343
                                    2,000      1.555       1/02/2003      1,998
                                    3,000      1.565       1/02/2003      2,997
                                      976      1.579       1/02/2003        975
                                    3,000      1.56        1/09/2003      2,997
                                    3,000      1.605       1/16/2003      2,996
                                    3,000      1.625       1/16/2003      2,996
                                    5,000      1.64        1/16/2003      4,992
                                      149      1.66        1/16/2003        149
                                    1,233      1.195       1/23/2003      1,231
                                      277      1.37        1/23/2003        276
                                    3,000      1.405       1/23/2003      2,995
                                      264      1.408       1/23/2003        264
                                      311      1.19        1/30/2003        310
                                    2,000      1.41        1/30/2003      1,997
                                    2,455      1.19        2/06/2003      2,450
                                      566      1.193       2/06/2003        565
                                    3,264      1.195       2/06/2003      3,257
                                    3,700      1.20        2/06/2003      3,692
                                    1,200      1.665       2/06/2003      1,197
                                    1,000      1.20        2/20/2003        997
                                    1,000      1.20        2/27/2003        997
-------------------------------------------------------------------------------

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                                    Face      Interest     Maturity
Issue                              Amount       Rate*        Date        Value
-------------------------------------------------------------------------------
U.S. Government Obligations (concluded)
-------------------------------------------------------------------------------
U.S. Treasury Notes               $ 1,000      4.75  %     1/31/2003    $ 1,006
                                      500      5.50        1/31/2003        503
                                      500      6.25        2/15/2003        505
                                      500      5.50        2/28/2003        505
                                      500      3.25       12/31/2003        509
                                      250      2.875       6/30/2004        254
                                      250      2.25        7/31/2004        251
                                      600      2.125       8/31/2004        602
                                      600      2.125      10/31/2004        601
-------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost--$78,937) ....................   78,964
-------------------------------------------------------------------------------
Total Investments (Cost--$78,937)--100.0% ............................   78,964
Liabilities in Excess of Other Assets--0.0% ..........................      (21)
                                                                        -------
Net Assets--100.0% ...................................................  $78,943
                                                                        =======
-------------------------------------------------------------------------------

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of November 30, 2002

Assets:          Investments, at value (identified cost--$78,936,566*) .............                 $78,964,369
                 Cash ..............................................................                       1,991
                 Interest receivable ...............................................                      57,744
                 Prepaid registration fees and other assets ........................                      17,790
                                                                                                     -----------
                 Total assets ......................................................                  79,041,894
                                                                                                     -----------
----------------------------------------------------------------------------------------------------------------
Liabilities:     Payables:
                   Distributor .....................................................  $    37,306
                   Beneficial interest redeemed ....................................       24,178
                   Investment adviser ..............................................        9,342         70,826
                                                                                      -----------
                 Accrued expenses ..................................................                      28,460
                                                                                                     -----------
                 Total liabilities .................................................                      99,286
                                                                                                     -----------
----------------------------------------------------------------------------------------------------------------
Net Assets:      Net assets ........................................................                 $78,942,608
                                                                                                     ===========
----------------------------------------------------------------------------------------------------------------
Net Assets       Shares of beneficial interest, $.10 par value,
Consist of:      unlimited number of shares authorized .............................                 $ 7,891,480
                 Paid-in capital in excess of par ..................................                  71,023,325
                 Unrealized appreciation on investments--net .......................                      27,803
                                                                                                     -----------
                 Net assets--Equivalent to $1.00 per share based on 78,914,804
                 shares of beneficial interest outstanding .........................                 $78,942,608
                                                                                                     ===========
----------------------------------------------------------------------------------------------------------------


* As of November 30, 2002, net unrealized appreciation for Federal income tax purposes amounted to $27,803, of which $30,224 related to appreciated securities and $2,421 related to depreciated securities. The aggregate cost of investments at November 30, 2002 for Federal income tax purposes was $78,936,566.

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

Statement of Operations

                                                                                                For the Year Ended
                                                                                                 November 30, 2002
------------------------------------------------------------------------------------------------------------------
Investment Income:    Interest and amortization of premium and discount earned .....                   $ 1,265,704
------------------------------------------------------------------------------------------------------------------
Expenses:             Investment advisory fees .....................................    $   342,588
                      Distribution fees ............................................         85,079
                      Professional fees ............................................         75,961
                      Trustees' fees and expenses ..................................         55,395
                      Accounting services ..........................................         35,005
                      Registration fees ............................................         32,102
                      Transfer agent fees ..........................................         30,052
                      Printing and shareholder reports .............................         15,997
                      Custodian fees ...............................................          9,407
                      Pricing fees .................................................            635
                      Other ........................................................         10,848
                                                                                        -----------
                      Total expenses before reimbursement ..........................        693,069
                      Reimbursement of expenses ....................................       (239,812)
                                                                                        -----------
                      Total expenses after reimbursement ...........................                       453,257
                                                                                                       -----------
                      Investment income--net .......................................                       812,447
                                                                                                       -----------
------------------------------------------------------------------------------------------------------------------
Realized &            Realized gain on investments--net ............................                        10,250
Unrealized            Change in unrealized appreciation on investments--net ........                       (36,879)
Gain (Loss) on                                                                                         -----------
Investments--Net:     Total realized and unrealized loss on investments--net .......                       (26,629)
                                                                                                       -----------
                      Net Increase in Net Assets Resulting from Operations .........                   $   785,818
                                                                                                       ===========
------------------------------------------------------------------------------------------------------------------


      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

Statements of Changes in Net Assets

                                                                                                  For the Year Ended
                                                                                                     November 30,
                                                                                            ------------------------------
Increase (Decrease) in Net Assets:                                                               2002             2001
--------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income--net .........................................    $     812,447    $   1,642,484
                        Realized gain on investments--net ..............................           10,250           56,242
                        Change in unrealized appreciation on investments--net ..........          (36,879)          59,550
                                                                                            -------------    -------------
                        Net increase in net assets resulting from operations ...........          785,818        1,758,276
                                                                                            -------------    -------------
--------------------------------------------------------------------------------------------------------------------------
Dividends &             Investment income--net .........................................         (812,447)      (1,642,484)
Distributions to        Realized gain on investments--net ..............................          (10,250)         (56,242)
Shareholders:                                                                               -------------    -------------
                        Net decrease in net assets resulting from dividends and
                        distributions to shareholders ..................................         (822,697)      (1,698,726)
                                                                                            -------------    -------------
--------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net proceeds from sale of shares ...............................      163,760,945      133,986,721
Transactions:           Value of shares issued to shareholders in reinvestment
                        of dividends and distributions .................................          822,686        1,698,749
                                                                                            -------------    -------------
                                                                                              164,583,631      135,685,470
                        Cost of shares redeemed ........................................     (145,039,195)    (110,574,198)
                                                                                            -------------    -------------
                        Net increase in net assets derived from beneficial
                        interest transactions ..........................................       19,544,436       25,111,272
                                                                                            -------------    -------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total increase in net assets ...................................       19,507,557       25,170,822
                        Beginning of year ..............................................       59,435,051       34,264,229
                                                                                            -------------    -------------
                        End of year ....................................................    $  78,942,608    $  59,435,051
                                                                                            =============    =============
--------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

FINANCIAL INFORMATION (concluded)

Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.                                    For the Year Ended November 30,
                                                                                ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                                           2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ......................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
Operating                                                                       -------    -------    -------    -------    -------
Performance:         Investment income--net ..................................    .0118      .0336      .0469      .0386      .0453
                     Realized and unrealized gain (loss) on investments--net .   (.0004)     .0023      .0005     (.0002)     .0009
                                                                                -------    -------    -------    -------    -------
                     Total from investment operations ........................    .0114      .0359      .0474      .0384      .0462
                                                                                -------    -------    -------    -------    -------
                     Less dividends and distributions:
                       Investment income--net ................................   (.0118)    (.0336)    (.0469)    (.0386)    (.0453)
                       Realized gain on investments--net .....................   (.0001)    (.0011)    (.0001)    (.0002)    (.0006)
                                                                                -------    -------    -------    -------    -------
                     Total dividends and distributions .......................   (.0119)    (.0347)    (.0470)    (.0388)    (.0459)
                                                                                -------    -------    -------    -------    -------
                     Net asset value, end of year ............................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                                =======    =======    =======    =======    =======
                     Total investment return* ................................    1.20%      3.75%      4.80%      3.93%      4.66%
                                                                                =======    =======    =======    =======    =======
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ..........................     .66%       .80%      1.08%       .83%       .75%
Net Assets:                                                                     =======    =======    =======    =======    =======
                     Expenses ................................................    1.01%      1.15%      1.43%      1.18%      1.10%
                                                                                =======    =======    =======    =======    =======
                     Investment income and realized gain on
                     investments--net ........................................    1.20%      3.65%      4.68%      3.90%      4.60%
                                                                                =======    =======    =======    =======    =======
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:   Net assets, end of year (in thousands) ..................  $78,943    $59,435    $34,264    $42,241    $46,108
                                                                                =======    =======    =======    =======    =======
-----------------------------------------------------------------------------------------------------------------------------------

* The Fund's Investment Adviser waived a portion of its management fee. Without such a waiver, the Fund's performance would have been lower.

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one days to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of variable rate securities is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the Fund.

For the year ended November 30, 2002, MLIM earned fees of $342,588, of which $239,812 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. This fee is to compensate FAMD for the services it provides and the expenses borne by FAMD under the Distribution Agreement. As authorized by the Plan, FAMD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion and marketing of the shares of the Fund. For the year ended November 30, 2002, FAMD earned $85,079 under the Plan, all of which was paid to MLPF&S pursuant to the agreement.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

For the year ended November 30, 2002, the Fund reimbursed MLIM $3,291 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, PFD, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended November 30, 2002 and November 30, 2001 was as follows:

--------------------------------------------------------------------------------
                                                   11/30/2002         11/30/2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ..........................         $822,697         $1,698,726
  Net long-term
  capital gains ............................               --                 --
                                                     --------         ----------
Total taxable distributions ................         $822,697         $1,698,726
                                                     ========         ==========
--------------------------------------------------------------------------------

As of November 30, 2002, there were no significant differences between the book and tax components of net assets.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch U.S. Treasury Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
January 6, 2003

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

OFFICERS AND TRUSTEES

                                                                                                         Number of
                                                                                                         Portfolios       Other
                                                                                                          in Fund       Director-
                             Position(s)   Length                                                         Complex         ships
                                Held       of Time                                                      Overseen by      Held by
Name, Address & Age           with Fund    Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*               President    1999 to     Chairman, Americas Region since 2001 and            117 Funds        None
P.O. Box 9011                 and          present     Executive Vice President since 1983 of Fund      162 Portfolios
Princeton, NJ 08543-9011      Trustee      and         Asset Management, L.P. ("FAM") and
Age: 62                                    1991 to     Merrill Lynch Investment Managers, L.P.
                                           present     ("MLIM"); President of Merrill Lynch Mutual
                                                       Funds since 1999; President of FAM Distributors,
                                                       Inc. ("FAMD") since 1986 and Director thereof
                                                       since 1991; Executive Vice President and
                                                       Director of Princeton Services, Inc. ("Princeton
                                                       Services") since 1993; President of Princeton
                                                       Administrators, L.P. since 1988; Director of
                                                       Financial Data Services, Inc. since 1985.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice
      President of Princeton Services; and President of Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President,
      Mr. Glenn serves at the pleasure of the Board of Trustees.
====================================================================================================================================

                                                                                                         Number of
                                                                                                         Portfolios       Other
                                                                                                          in Fund       Director-
                             Position(s)   Length                                                         Complex         ships
                                Held       of Time                                                      Overseen by      Held by
Name, Address & Age           with Fund    Served*     Principal Occupation(s) During Past 5 Years        Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton              Trustee      2002 to     General Partner of The Burton Partnership.        23 Funds       ITC Delta-
P.O. Box 9011                              present     Limited Partnership (an Investment Partnership) 34 Portfolios    Com, Inc.,
Princeton, NJ 08543-9011                               since 1979; Managing General Partner                             ITC Holding
Age: 58                                                of the South Atlantic Venture Funds since 1983;                  Company,
                                                       Member of the Investment Advisory Committee                      Inc.,
                                                       of the Florida State Board of Administration                     Knology,
                                                       since 2001.                                                      Inc., Main-
                                                                                                                        Bancorp,
                                                                                                                        N.A.,
                                                                                                                        PriCare,
                                                                                                                        Inc.,
                                                                                                                        Sumbion,
                                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum                Trustee      1991 to     James R. Williston Professor of Investment        23 Funds       Cambridge
P.O. Box 9011                              present     Management Emeritus, Harvard Business           34 Portfolios    Bancorp
Princeton, NJ 08543-9011                               School since 1996.
Age: 70
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon Hodrick          Trustee      1999 to     Professor of Finance and Economics, Graduate      23 Funds       None
P.O. Box 9011                              present     School of Business, Columbia University since   34 Portfolios
Princeton, NJ 08543-9011                               1998; Associate Professor of Finance and
Age: 40                                                Economics, Graduate School of Business,
                                                       Columbia University from 1996 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Touchton            Trustee      1991 to     Managing Partner of The Witt Touchton Company     23 Funds       TECO Energy,
P.O. Box 9011                              present     and its predecessor, The Witt Co., since 1972;  34 Portfolios    Inc.
Princeton, NJ 08543-9011                               Trustee Emeritus of Washington and Lee
Age: 63                                                University.
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch U.S. Treasury Money Fund                         November 30, 2002

OFFICERS AND TRUSTEES (concluded)

                                                                                                          Number of
                                                                                                          Portfolios      Other
                                                                                                           in Fund      Director-
                             Position(s)   Length                                                          Complex        ships
                                Held       of Time                                                       Overseen by     Held by
Name, Address & Age           with Fund    Served*     Principal Occupation(s) During Past 5 Years         Trustee       Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss                 Trustee      1999 to     Managing Director of FGW Associates since 1997;    23 Funds       Watson
P.O. Box 9011                              present     Vice President, Planning, Investment and         34 Portfolios    Pharma-
Princeton, NJ 08543-9011                               Development of Warner Lambert Co. from 1979 to                    ceuticals,
Age: 61                                                1997; Director of BTG International PLC since                     Inc.
                                                       2001.
------------------------------------------------------------------------------------------------------------------------------------
*     The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                             Position(s)   Length
                                Held       of Time
Name, Address & Age           with Fund    Served*                  Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke               Vice         2000 to     First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011                 President    present     1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton, NJ 08543-9011      and                      Vice President of FAMD since 1999; Vice President of MLIM and FAM from 1990
Age: 42                       Treasurer                to 1997; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Cindy V. Macaulay             Vice         2002 to     Vice President of MLIM and FAM since 1996.
P.O. Box 9011                 President    present
Princeton, NJ 08543-9011      and
Age: 35                       Portfolio
                              Manager
------------------------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie          Secretary    2000 to     First Vice President (Legal Advisory) of MLIM since 2001; Director of MLIM
P.O. Box 9011                              present     from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
Princeton, NJ 08543-9011                               associated with MLIM since 1998; Assistant General Counsel of Chancellor LGT
Age: 38                                                Asset Management, Inc. from 1997 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
      Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

Effective January 1, 2003, J. Thomas Touchton, Trustee of Merrill Lynch U.S. Treasury Money Fund, retired. The Fund's Board of Trustees wishes Mr. Touchton well in his retirement.

IMPORTANT TAX INFORMATION (unaudited)

Of the ordinary income distributions paid by Merrill Lynch U.S. Treasury Money Fund during its fiscal year ended November 30, 2002, 98.96% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Fund have been allocated on a pro rata basis. Additionally, at least 50% of the assets of the Fund was invested in Federal obligations at the end of each quarter of the fiscal year.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Please retain this information for your records.

[LOGO] Merrill Lynch  Investment Managers

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch U.S. Treasury Money Fund
Box 9011
Princeton, NJ
08543-9011

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